Basis of Presentation - Schedule of Income and Expenses of Foreign Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	18.3001	17.7665	20.1254
Euro [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	1.0821	1.0816	1.0539